Total Equity (Tables)	12 Months Ended
Dec. 31, 2025
Total Equity
Schedule of shares outstanding

The number of shares outstanding was as follows:

	2025	2024
Subordinate voting shares – January 1	20,919,696	22,254,478
Purchases for cancellation	(1,006,535)	(1,346,953)
Treasury shares acquired	(117,918)	(207,974)
Treasury shares reissued	312,073	220,145
Subordinate voting shares – December 31	20,107,316	20,919,696
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	20,856,086	21,668,466

Schedule of dividends paid

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 5, 2026	January 15, 2026	January 22, 2026	$15.00	$329.1
January 3, 2025	January 16, 2025	January 23, 2025	$15.00	$343.6
January 3, 2024	January 18, 2024	January 25, 2024	$15.00	$363.1

Schedule of preferred shares

The terms of the company’s cumulative five-year rate reset preferred shares at December 31, 2025 were as follows:

	Next possible							Fixed
	redemption and	Number of				Liquidation		dividend
	conversion	shares	Carrying			preference per		rate per
	date(1)(2)	outstanding(3)	value(3)	Stated capital(3)		share		annum(4)
Series K	March 31, 2027	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	5.05%
(1)	Redeemable by the company at the stated redemption date and on each subsequent five-year anniversary date at Cdn $25.00 per share.
(2)	Holders have the option to convert their shares into Series L floating rate cumulative preferred shares at the specified conversion date and on each subsequent five-year anniversary date.
(3)	The number of shares outstanding, carrying value and stated capital remained unchanged during 2025 and 2024.
(4)	Series K preferred shares have a fixed dividend rate equal to the five-year Government of Canada bond yield plus 3.51%, with rate resets on each subsequent five-year anniversary date. Series L preferred shares, of which none are currently issued, have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.51%, with rate resets at the end of each calendar quarter.

During 2025 the company redeemed the following cumulative five-year reset preferred shares, all with stated capital and redemption values of Cdn$25.00 per share:

					Gain recognized in
		Number of shares			equity (net changes in
	Redemption date	redeemed	Carrying value	Redemption cost	capitalization)
Series E	March 31, 2025	5,440,132	124.5	94.5	30.0
Series F	March 31, 2025	2,099,046	48.0	36.5	11.5
Series G	September 30, 2025	7,719,843	182.1	138.7	43.4
Series H	September 30, 2025	2,280,157	53.8	41.0	12.8
Series I	December 31, 2025	10,420,101	250.5	190.1	60.4
Series J	December 31, 2025	1,579,899	38.0	28.8	9.2
Series M	March 31, 2025	9,200,000	179.6	159.8	19.8
			876.5	689.4	187.1

During 2024 the company redeemed the following cumulative five-year reset preferred shares, all with stated capital and redemption values of Cdn$25.00 per share:

					Gain recognized in
		Number of shares			equity (net changes in
	Redemption date	redeemed	Carrying value	Redemption cost	capitalization)
Series C	December 31, 2024	7,515,642	170.8	130.6	40.2
Series D	December 31, 2024	2,484,358	56.5	43.2	13.3
			227.3	173.8	53.5

Schedule of AOCI

Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2025			December 31, 2024
		Income tax			Income tax
	Pre-tax	(expense)	After-tax	Pre-tax	(expense)	After-tax
	amount	recovery	amount	amount	recovery	amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(1,196.3)	58.3	(1,138.0)	(1,333.2)	42.8	(1,290.4)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(41.9)	(14.2)	(56.1)	(307.7)	28.2	(279.5)
	(1,238.2)	44.1	(1,194.1)	(1,640.9)	71.0	(1,569.9)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	159.9	(35.8)	124.1	57.8	(8.2)	49.6
Share of net gains (losses) on defined benefit plans of associates	(10.5)	1.7	(8.8)	(8.2)	0.1	(8.1)
Other	217.7	(43.9)	173.8	178.2	(33.8)	144.4
	367.1	(78.0)	289.1	227.8	(41.9)	185.9
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(871.1)	(33.9)	(905.0)	(1,413.1)	29.1	(1,384.0)

Schedule of non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

					Net earnings (loss)
					attributable to non-
	December 31, 2025		December 31, 2024		controlling interests
	Economic		Economic
	ownership	Carrying	ownership	Carrying
	percentage(5)	value	percentage(5)	value	2025	2024
Insurance and reinsurance companies(1)
Allied World(2)	16.6%	1,121.7	16.6%	989.0	204.5	176.1
Odyssey Group(2)	9.99%	735.3	9.99%	665.7	129.5	128.1
Ki(3)(5)	80.0%	589.7	80.0%	532.6	70.6	137.4
Gulf Insurance	2.9%	496.6	2.9%	494.1	27.9	1.7
All other	—	62.1	—	58.8	11.0	7.3
		3,005.4		2,740.2	443.5	450.6
Non-insurance companies
Restaurants and retail(4)	—	3.3	—	147.7	1.4	9.2
Fairfax India(5)	57.1%	1,074.4	57.3%	1,029.9	124.0	(63.7)
Thomas Cook India	35.5%	99.5	35.5%	97.1	12.8	11.7
All other	—	177.2	—	266.3	(70.3)	(19.8)
		1,354.4		1,541.0	67.9	(62.6)
		4,359.8		4,281.2	511.4	388.0
(1)	Includes property and casualty insurance and reinsurance companies, Life insurance and Run-off, and the group holding companies.
(2)	During 2025 the subsidiaries comprising the Global Insurers and Reinsurers reporting segment paid aggregate dividends of $146.3 (2024 - $256.3) to non-controlling interests.
(3)	On January 1, 2025 Ki completed the separation from its parent company Brit and became a separate operating company within the Global Insurers and Reinsurers reporting segment.
(4)	During 2025 Recipe repurchased and cancelled its common shares not owned by Fairfax, which increased Fairfax’s ownership interest in Recipe from 84.0% to 100.0%.
(5)	At December 31, 2025, Ki’s non-controlling interest economic ownership percentage was 80.0% (December 31, 2024 - 80.0%) which differed from its non-controlling interest voting percentage of 49.0% (December 31, 2024 - 49.0)% and Fairfax India’s non-controlling interest economic ownership percentage was 57.1% (December 31, 2024 - 57.3%) which differed from its non-controlling interest voting percentage of 4.8% (December 31, 2024 – 4.8%).

Schedule of capitalization

	2025		2024
	Common	Non-	Common	Non-
	shareholders’	controlling	shareholders’	controlling
	equity	interests	equity	interests
Redemption of Series E, F, G, H, I, J and M cumulative preferred shares	187.1	—	—	—
Repurchase and cancellation by Recipe of shares held by non-controlling interests	4.3	(147.7)	—	—
Acquisition of non-controlling interests in Brit	—	—	(76.0)	(449.9)
Additional interest acquired in Gulf Insurance through mandatory tender offer	—	—	(41.2)	(85.5)
Redemption of Series C and D cumulative preferred shares	—	—	53.5	—
Partial disposition of Digit Insurance by Digit on completion of Digit Insurance’s initial public offering (note 6)	—	—	97.5	—
Other	(67.5)	(41.4)	(75.8)	21.9
As presented in net changes in capitalization in the consolidated statement of changes in equity	123.9	(189.1)	(42.0)	(513.5)